Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0002163274
Registrant Name	StepStone Private Credit Retirement Strategy
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES